Initial Public Offering (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit	$ 10.00
Proceeds received from initial public offering, gross			$ 414,000,000	$ 414,000,000
Offering costs			$ 8,715,098	8,715,098
Deferred underwriting commissions		$ 14,490,000		$ 14,490,000
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50		$ 11.50
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	41,400,000
Purchase price, per unit	$ 10.00	$ 10.00		$ 10.00
Proceeds received from initial public offering, gross	$ 414,000,000.0
Offering costs	23,700,000
Deferred underwriting commissions	$ 14,500,000
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued	5,400,000	5,400,000		5,400,000